DEBENTURES - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) instrument	Dec. 31, 2016 BRL (R$)
DEBENTURES
Total Debentures | R$	R$ 47,928	R$ 165,423
Non-current debentures | R$	R$ 47,928	165,423
3rd- A and B
DEBENTURES
Quantity Issued	144,000
Quantity Held in treasury	136,259
Total Debentures | R$	R$ 21,377	44,292
7th
DEBENTURES
Quantity Issued	68,400
Quantity Held in treasury	63,587
Total Debentures | R$	R$ 1,333	35,942
8th
DEBENTURES
Quantity Issued	179,964
Quantity Held in treasury	168,242
Total Debentures | R$	R$ 14,557	57,191
9th
DEBENTURES
Quantity Issued	125,640
Quantity Held in treasury	124,203
Total Debentures | R$	R$ 4,900	10,731
11th - A and B
DEBENTURES
Quantity Issued	150,000
Quantity Held in treasury	147,561
Total Debentures | R$	R$ 5,761	R$ 17,267
14th
DEBENTURES
Quantity Issued	20,000
Quantity Held in treasury	10,174